Segment information (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) country segment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments | segment	3
Number of countries in which entity operates (more than) | country	70
Goodwill	$ 3,110	$ 3,170	$ 3,324
Long-term investments	10,587	8,818
Transportation
Segment Reporting Information [Line Items]
Goodwill	3,110	3,170
Long-term investments	737	549
Corporate
Segment Reporting Information [Line Items]
Long-term investments	$ 9,850	$ 8,269